Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Income Taxes (Details) [Line Items]
Deferred tax assets before valuation allowance		$ 8,978,639	$ 2,982,757
Valuation allowance		65,000,000	2,982,757	$ 65,000,000
Valuation allowance increase		$ 6,043,682	2,982,757
Effective tax rate		28.00%
Deferred tax assets effective tax rate		0.00%
Operating loss carryforwards		$ 31,805,199	$ 10,611,018
Patricia Acquisition Corp.[Member]
Income Taxes (Details) [Line Items]
Deferred tax assets effective tax rate	(21.00%)	(21.00%)	(21.00%)
Gross deferred tax assets	$ 28,400	$ 22,300	$ 11,500
Net operating loss carry-forwards	$ 135,000	106,000	54,600
Previously Reported [Member]
Income Taxes (Details) [Line Items]
Valuation allowance		$ 9,026,439	$ 35,000,000